Consolidated Statements of Financial Position (Parentheticals)	Oct. 31, 2013	Oct. 31, 2012
Common Stock, Issued (in Shares)	61,909,301	61,909,101
Common Stock, Outstanding (in Shares)	61,909,301	61,909,101